Commitments and Contingencies (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingencies [Abstract]
December 31, 2013	$ 14,370
December 31, 2014	3,628
December 31, 2015	3,754
December 31, 2016	1,926
Total	$ 23,678